REVERSE REPURCHASE AGREEMENTS – NON-TRADING	6 Months Ended
Jun. 30, 2026
Disclosure Of Reserve Repurchase Agreements Non-Trading [Abstract]
REVERSE REPURCHASE AGREEMENTS – NON-TRADING	11. REVERSE REPURCHASE AGREEMENTS – NON-TRADING

	30 June 2026	31 December 2025
	£m	£m
Agreements with banks	1,481	3,973
Agreements with customers	9,244	13,705
0	10,725	17,678